UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2009

Legg Mason Partners
Variable Global High
Yield Bond Portfolio

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to maximize total return, consistent with the preservation of capital.

Portfolio name change

During the fourth quarter of 2009, it is expected that the Portfolio’s name will change to Legg Mason Western Asset Variable Global High Yield Bond Portfolio. There will be no change in the Portfolio’s investment objective or investment policies as a result of the name change.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	25

Statement of operations	26

Statements of changes in net assets	27

Financial highlights	28

Notes to financial statements	30

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

Dear Shareholder,

The U.S. economy remained weak during the six-month reporting period ended June 30, 2009. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%, respectively. Economic contraction has continued in 2009 as GDP fell 6.4% during the first quarter and the advance estimate for the second quarter is a 1.0% decline. The economy’s more modest contraction in the second quarter was due, in part, to smaller declines in exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately six and a half million jobs have been shed and we have experienced eighteen consecutive months of job losses. In addition, the unemployment rate continued to move steadily higher, rising from 9.4% in May to 9.5% in June 2009, to reach its highest rate since August 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable in recent months and, while home prices have continued to fall, the pace of the decline has moderated somewhat. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace and inventory levels were drawn down.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008—a historic low—the Fed has maintained this stance thus far in 2009. In conjunction with its June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and

Legg Mason Partners Variable Global High Yield Bond Portfolio   I

Letter from the chairman continued

continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

In addition to maintaining extremely low short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” in 2008 that were triggered by the financial crisis. After starting the period at 0.76% and 2.25%, respectively, two- and ten-year Treasury yields drifted even lower (and their prices higher) in mid-January 2009. Yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 1.11% and 3.53%. Over the six months ended June 30, 2009, longer-term

II   Legg Mason Partners Variable Global High Yield Bond Portfolio

yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded as the six-month reporting period progressed, driving spread sector (non-Treasury) prices higher. For the six-month period ended June 30, 2009, the Barclays Capital U.S. Aggregate Indexiv returned 1.90%.

The high-yield bond market produced outstanding results over the six months ended June 30, 2009. After generating poor results in 2008, the asset class posted positive returns during five of the six months of the reporting period. This strong rally was due to a variety of factors, including signs that the frozen credit markets were thawing, some modestly better economic data and increased demand from investors searching for higher yields. All told, over the six months ended June 30, 2009, the Citigroup High Yield Market Indexv returned 28.60%.

Emerging market debt prices rallied sharply—posting positive returns during five of the six months of the reporting period. This was triggered by firming and, in some cases, rising commodity prices, optimism that the worst of the global recession was over and increased investor risk appetite. Over the six months ended June 30, 2009, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 14.56%.

Performance review
For the six months ended June 30, 2009, Class I shares of Legg Mason Partners Variable Global High Yield Bond Portfolio1 returned 26.80%. The Portfolio’s new unmanaged benchmark, the Barclays Capital Global High Yield Index (Hedged)vii, and its former unmanaged benchmark, the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Indexviii, returned 30.08% and 30.92%, respectively, for the same period. The Lipper Variable High Current Yield Funds Category Average2 returned 20.55% over the same time frame.

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 115 funds in the Portfolio’s Lipper category.

Legg Mason Partners Variable Global High Yield Bond Portfolio   III

Letter from the chairman continued

PERFORMANCE SNAPSHOT as of June 30, 2009 (unaudited)

6 MONTHS
(not annualized)
Variable Global High Yield Bond Portfolio[1] — Class I Shares	26.80%

Barclays Capital Global High Yield Index (Hedged)	30.08%

Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index	30.92%

Lipper Variable High Current Yield Funds Category Average[2]	20.55%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Class II shares returned 26.57% over the six months ended June 30, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2009 for Class I and II shares were 12.08% and 11.67%, respectively. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class I and II shares were 12.08% and 11.65%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Portfolio’s most current prospectus dated April 30, 2009, the gross total operating expense ratios for Class I and Class II shares were 0.99% and 1.21%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Special shareholder notice
Effective April 28, 2009, the Portfolio’s benchmark was changed from the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index to the Barclays Capital Global High Yield Index (Hedged) to better reflect the composition of the Portfolio’s holdings.

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 115 funds in the Portfolio’s Lipper category.

IV   Legg Mason Partners Variable Global High Yield Bond Portfolio

A special note regarding increased market volatility
Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid—sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your portfolio
Important information with regard to certain regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
 Chairman, President and Chief Executive Officer

July 31, 2009

Legg Mason Partners Variable Global High Yield Bond Portfolio   V

Letter from the chairman continued

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vi	The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

vii	The Barclays Capital (formerly Lehman Brothers) Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

viii	The Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

VI   Legg Mason Partners Variable Global High Yield Bond Portfolio

Portfolio at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

		BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ACTUAL TOTAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
Class I	26.80%	$1,000.00	$1,268.00	0.89%	$5.00

Class II	26.57	1,000.00	1,265.70	1.25	7.02

[1]	For the six months ended June 30, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
Class I	5.00%	$1,000.00	$1,020.38	0.89%	$4.46

Class II	5.00	1,000.00	1,018.60	1.25	6.26

[1]	For the six months ended June 30, 2009.

[2]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   3

Schedule of investments (unaudited)
June 30, 2009

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†		SECURITY	VALUE

CORPORATE BONDS & NOTES — 90.7%

CONSUMER DISCRETIONARY — 17.1%

		Auto Components — 0.7%
520,000		Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15(a)(b)	$366,600

420,000	EUR	Europcar Groupe SA, Senior Secured Subordinated Bonds, 4.781% due 5/15/13(a)(c)	347,577

185,000		Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	61,975

		Visteon Corp., Senior Notes:

615,000		8.250% due 8/1/10(d)	21,525

845,000		12.250% due 12/31/16(a)(d)	33,800

		Total Auto Components	831,477

		Automobiles — 0.2%
		General Motors Corp.:

200,000		Notes, 7.200% due 1/15/11(d)	26,000

1,690,000		Senior Debentures, 8.375% due 7/15/33(d)	223,925

		Total Automobiles	249,925

		Diversified Consumer Services — 1.1%
950,000		Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	933,375

		Service Corp. International, Senior Notes:

135,000		7.625% due 10/1/18	125,888

235,000		7.500% due 4/1/27	185,650

		Total Diversified Consumer Services	1,244,913

		Hotels, Restaurants & Leisure — 4.9%
290,000		Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14(a)	297,250

		Boyd Gaming Corp., Senior Subordinated Notes:

110,000		6.750% due 4/15/14	89,650

90,000		7.125% due 2/1/16	67,162

790,000		Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	659,650

244,000		Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19(a)	140,300

170,000		Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	165,750

380,000		Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15(a)	207,100

		El Pollo Loco Inc.:

505,000		Senior Notes, 11.750% due 11/15/13	406,525

150,000		Senior Secured Notes, 11.750% due 12/1/12(a)	154,500

See Notes to Financial Statements.

4   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†	SECURITY	VALUE
	Hotels, Restaurants & Leisure — 4.9% continued

265,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15(a)(d)	$11,263

	Harrah’s Operating Co. Inc.:

151,000	Senior Notes, 10.750% due 2/1/16	73,990

34,000	Senior Secured Notes, 10.000% due 12/15/18(a)	19,720

545,000	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17(a)	517,750

480,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12(a)	374,400

890,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10(d)	360,450

	MGM MIRAGE Inc.:

15,000	Notes, 6.750% due 9/1/12	10,725

	Senior Notes:

30,000	8.500% due 9/15/10	27,375

20,000	6.625% due 7/15/15	13,150

	Senior Secured Notes:

35,000	10.375% due 5/15/14(a)	36,488

85,000	11.125% due 11/15/17(a)	90,525

625,000	Senior Subordinated Notes, 8.375% due 2/1/11	503,125

	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:

400,000	6.375% due 7/15/09	391,000

55,000	6.875% due 2/15/15	36,025

325,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	199,875

	Snoqualmie Entertainment Authority, Senior Secured Notes:

235,000	5.384% due 2/1/14(a)(c)	113,975

40,000	9.125% due 2/1/15(a)	21,000

	Station Casinos Inc.:

	Senior Notes:

465,000	6.000% due 4/1/12(e)	162,750

555,000	7.750% due 8/15/16(e)	194,250

75,000	Senior Subordinated Notes, 6.625% due 3/15/18(e)	1,875

210,000	Wendy’s/Arby’s Restaurants LLC, Senior Notes, 10.000% due 7/15/16(a)	201,862

	Total Hotels, Restaurants & Leisure	5,549,460

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   5

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†		SECURITY	VALUE
		Hotels, Restaurants & Leisure — 4.9% continued	Household Durables — 1.6%
35,000		American Greetings Corp., Senior Notes, 7.375% due 6/1/16	$25,200

840,000		K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	730,800

900,000		Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	895,500

210,000		Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	197,400

		Total Household Durables	1,848,900

		Leisure Equipment & Products — 0.4%
340,000	EUR	Cirsa Capital Luxembourg, 7.875% due 7/15/12(a)	379,136

105,000		WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16(a)	105,000

		Total Leisure Equipment & Products	484,136

		Media — 5.7%
		Affinion Group Inc.:

		Senior Notes:

160,000		10.125% due 10/15/13	148,800

60,000		10.125% due 10/15/13(a)	55,800

1,100,000		Senior Subordinated Notes, 11.500% due 10/15/15	946,000

85,000		AMC Entertainment Inc., Senior Notes, 8.750% due 6/1/19(a)	80,325

110,000		Cablevision Systems Corp., Senior Notes, 8.000% due 4/15/12	109,450

		CCH I LLC/CCH I Capital Corp.:

180,000		Senior Notes, 11.000% due 10/1/15(d)(e)	21,600

1,339,000		Senior Secured Notes, 11.000% due 10/1/15(d)(e)	167,375

332,000		CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13(d)(e)	350,260

		Cengage Learning Acquisitions Inc.:

125,000		Senior Notes, 10.500% due 1/15/15(a)	101,875

450,000		Senior Subordinated Notes, step bond to yield 13.350% due 7/15/15(a)	330,750

110,000		Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12(d)(e)	1,650

120,000		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11(d)(e)	960

555,000		Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14(a)(d)(e)	577,200

38,000		CMP Susquehanna Corp., 4.774% due 5/15/14(c)(f)	16,150

See Notes to Financial Statements.

6   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†		SECURITY	VALUE
		Media — 5.7% continued

		CSC Holdings Inc., Senior Notes:

230,000		7.625% due 4/1/11	$228,850

285,000		8.500% due 6/15/15(a)	281,437

255,000		Dex Media West LLC/Dex Media Finance Co., Senior Notes, 8.500% due 8/15/10(d)	184,875

		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:

15,000		8.375% due 3/15/13	15,113

70,000		7.625% due 5/15/16	68,425

		DISH DBS Corp., Senior Notes:

160,000		7.000% due 10/1/13	152,800

250,000		6.625% due 10/1/14	231,250

400,000		Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22(a)	392,000

645,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16(d)	20,156

175,000		ITV PLC, 10.000% due 6/30/14	228,267

254,821		Media Nusantara Citra BV, Senior Secured Notes, 10.750% due 9/12/11	206,486

400,000		Sun Media Corp., Senior Notes, 7.625% due 2/15/13	265,000

		Univision Communications Inc.:

145,000		Senior Notes, 7.850% due 7/15/11	143,550

440,000		Senior Secured Notes, 12.000% due 7/1/14(a)	434,500

		UPC Holding BV, Senior Notes:

260,000	EUR	8.000% due 11/1/16(a)	308,162

140,000		9.875% due 4/15/18(a)	133,875

295,000		Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	285,413

		Total Media	6,488,354

		Multiline Retail — 0.8%
		Neiman Marcus Group Inc.:

1,102,543		Senior Notes, 9.000% due 10/15/15(b)	656,013

300,000		Senior Secured Notes, 7.125% due 6/1/28	183,000

		Total Multiline Retail	839,013

		Specialty Retail — 1.2%
215,000		AutoNation Inc., Senior Notes, 3.131% due 4/15/13(c)	190,544

640,000		Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	310,400

450,000	EUR	Edcon Proprietary Ltd., Senior Notes, 4.527% due 6/15/14(a)(c)	369,247

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   7

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†	SECURITY	VALUE
	Specialty Retail — 1.2% continued

300,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	$301,500

35,000	Limited Brands Inc., Senior Notes, 8.500% due 6/15/19(a)	33,588

225,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	190,125

	Total Specialty Retail	1,395,404
	Textiles, Apparel & Luxury Goods — 0.5%
535,000	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15(a)	532,325

	TOTAL CONSUMER DISCRETIONARY	19,463,907

CONSUMER STAPLES — 1.7%

	Food Products — 0.4%
505,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	499,950

	Household Products — 0.3%
145,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12(a)	136,300

150,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	148,125

	Total Household Products	284,425

	Tobacco — 1.0%
	Alliance One International Inc., Senior Notes:

255,000	8.500% due 5/15/12	253,087

445,000	11.000% due 5/15/12	467,250

480,000	10.000% due 7/15/16(a)	457,200

	Total Tobacco	1,177,537

	TOTAL CONSUMER STAPLES	1,961,912

ENERGY — 13.3%

	Energy Equipment & Services — 0.9%
190,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	163,400

230,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	211,600

360,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	319,500

300,000	Sonat Inc., Notes, 7.625% due 7/15/11	295,450

60,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	63,787

	Total Energy Equipment & Services	1,053,737

	Oil, Gas & Consumable Fuels — 12.4%
520,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	358,800

1,450,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,181,750

See Notes to Financial Statements.

8   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 12.4% continued

205,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	$208,075

	Chesapeake Energy Corp., Senior Notes:

60,000	6.375% due 6/15/15	53,700

150,000	6.500% due 8/15/17	126,750

485,000	6.250% due 1/15/18	404,975

450,000	7.250% due 12/15/18	393,750

300,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.750% due 5/15/17	274,500

40,000	Compagnie Generale de Geophysique-Veritas, Senior Notes, 9.500% due 5/15/16(a)	40,100

1,119,759	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 6.131% due 4/15/10(a)(b)(c)	655,059

275,000	El Paso Corp., Notes, 7.875% due 6/15/12	271,119

100,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	99,000

525,000	Enterprise Products Operating LLP, Junior Subordinated Notes, 8.375% due 8/1/66(c)	423,149

800,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	780,000

385,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14(a)	380,187

125,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	119,688

705,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	500,550

580,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13(a)	542,868

250,000	LUKOIL International Finance BV, Notes, 6.356% due 6/7/17(a)	223,750

	Mariner Energy Inc., Senior Notes:

135,000	7.500% due 4/15/13	123,525

225,000	8.000% due 5/15/17	187,875

1,045,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	909,150

	OPTI Canada Inc., Senior Secured Notes:

250,000	7.875% due 12/15/14	163,125

10,000	8.250% due 12/15/14	6,650

690,000	Parallel Petroleum Corp., Senior Notes, 10.250% due 8/1/14	500,250

550,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	511,500

	Petrohawk Energy Corp., Senior Notes:

290,000	9.125% due 7/15/13	290,000

170,000	7.875% due 6/1/15	158,100

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   9

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 12.4% continued

450,000	Petroplus Finance Ltd., Senior Notes, 6.750% due 5/1/14(a)	$389,250

320,000	Plains Exploration & Production Co., Senior Notes, 10.000% due 3/1/16	330,400

	Quicksilver Resources Inc., Senior Notes:

360,000	8.250% due 8/1/15	322,200

50,000	11.750% due 1/1/16	52,000

	SandRidge Energy Inc., Senior Notes:

1,095,000	8.625% due 4/1/15(b)	988,237

75,000	8.000% due 6/1/18(a)	64,500

965,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(d)(e)	43,425

250,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	158,750

110,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16	93,775

640,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	638,400

370,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17(d)	44,863

330,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(a)	255,750

	Whiting Petroleum Corp., Senior Subordinated Notes:

75,000	7.250% due 5/1/12	72,188

250,000	7.000% due 2/1/14	233,125

	Williams Cos. Inc., Notes:

5,000	7.875% due 9/1/21	4,935

600,000	8.750% due 3/15/32	604,484

	Total Oil, Gas & Consumable Fuels	14,184,227

	TOTAL ENERGY	15,237,964

FINANCIALS — 13.5%

	Capital Markets — 0.3%
325,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12(d)	49,563

310,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13(a)	320,850

	Total Capital Markets	370,413

	Commercial Banks — 2.8%
500,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22(a)(c)	391,098

320,000	Rabobank Nederland NV, Notes, 11.000% due 6/30/19(a)(c)(g)	356,902

	Royal Bank of Scotland Group PLC:

70,000	Subordinated Bonds, 5.050% due 1/8/15	54,932

175,000	Subordinated Notes, 5.000% due 11/12/13	144,274

See Notes to Financial Statements.

10   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†		SECURITY	VALUE
		Commercial Banks — 2.8% continued

		RSHB Capital, Loan Participation Notes:

310,000		Notes, 9.000% due 6/11/14(a)	$314,650

1,390,000		Senior Secured Notes, 7.175% due 5/16/13(a)	1,344,825

530,000		Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13(c)(g)	440,237

155,000		Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13(c)(g)	150,089

		Total Commercial Banks	3,197,007

		Consumer Finance — 4.7%
300,000	EUR	Fiat Finance North America Inc., Senior Notes, 5.625% due 6/12/17	292,453

890,000		FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16(a)	858,850

		Ford Motor Credit Co.:

380,000		Notes, 7.000% due 10/1/13	305,795

		Senior Notes:

287,500		3.889% due 1/13/12(c)	222,812

2,850,000		12.000% due 5/15/15	2,667,894

		GMAC LLC:

		Senior Notes:

285,000		6.500% due 10/15/09(a)	283,248

1,027,000		8.000% due 11/1/31(a)	729,170

54,000		Subordinated Notes, 8.000% due 12/31/18(a)	34,830

		Total Consumer Finance	5,395,052

		Diversified Financial Services — 4.1%
340,000		CCM Merger Inc., Notes, 8.000% due 8/1/13(a)	236,300

		CIT Group Inc., Senior Notes:

150,000		4.125% due 11/3/09	142,199

375,000		0.759% due 3/12/10(c)	319,453

540,000		Fresenius U.S. Finance II Inc., Senior Notes, 9.000% due 7/15/15(a)	565,650

350,000		Galaxy Entertainment Finance, Senior Notes, 9.875% due 12/15/12(a)	306,250

200,000		Galaxy Entertainment Finance Co., Ltd., Senior Notes, 6.218% due 12/15/10(a)(c)	183,000

550,000		JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18(c)(g)	482,641

200,000		Leighton Finance International, Senior Bonds, 7.875% due 5/16/11	156,803

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   11

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†	SECURITY	VALUE
	Diversified Financial Services — 4.1% continued

	Leucadia National Corp., Senior Notes:

320,000	8.125% due 9/15/15	$291,200

330,000	7.125% due 3/15/17	269,775

	TNK-BP Finance SA:

290,000	7.875% due 3/13/18(a)	245,050

	Senior Notes:

400,000	7.500% due 7/18/16(a)	352,000

110,000	7.500% due 7/18/16(a)	94,325

150,000	7.875% due 3/13/18(a)	124,500

860,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	827,750

	Total Diversified Financial Services	4,596,896

	Insurance — 0.4%
	American International Group Inc.:

660,000	Junior Subordinated Debentures, 8.175% due 5/15/58(a)(c)	188,462

	Senior Notes:

310,000	5.450% due 5/18/17	163,392

100,000	8.250% due 8/15/18(a)	58,928

130,000	Metlife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37(a)	105,557

	Total Insurance	516,339

	Real Estate Investment Trusts (REITs) — 0.6%
275,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	174,625

115,000	Host Hotels & Resorts, LP, Senior Notes, 6.375% due 3/15/15	100,050

	Ventas Realty LP/Ventas Capital Corp.:

230,000	9.000% due 5/1/12	238,050

	Senior Notes:

45,000	6.500% due 6/1/16	40,500

175,000	6.750% due 4/1/17	157,937

	Total Real Estate Investment Trusts (REITs)	711,162
231,400	Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 23.322% due 6/30/15(a)(e)(f)	86,775

	Realogy Corp.:

620,000	Senior Notes, 10.500% due 4/15/14	271,250

See Notes to Financial Statements.

12   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†	SECURITY	VALUE
	Real Estate Management & Development — 0.5% continued

600,000	Senior Subordinated Notes, 12.375% due 4/15/15	$171,000

60,361	Senior Toggle Notes, 11.000% due 4/15/14(b)	19,316

	Total Real Estate Management & Development	548,341

	Thrifts & Mortgage Finance — 0.1%
85,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	68,850

	TOTAL FINANCIALS	15,404,060

HEALTH CARE — 5.7%

	Health Care Equipment & Supplies — 0.5%
	Biomet Inc., Senior Notes:

590,000	10.375% due 10/15/17(b)	573,775

70,000	11.625% due 10/15/17	68,950

	Total Health Care Equipment & Supplies	642,725

	Health Care Providers & Services — 5.2%
1,155,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	779,625

	DaVita Inc.:

320,000	Senior Notes, 6.625% due 3/15/13	303,200

430,000	Senior Subordinated Notes, 7.250% due 3/15/15	406,350

1,664,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16(b)	1,651,520

250,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	246,250

	Tenet Healthcare Corp.:

	Senior Notes:

602,000	9.000% due 5/1/15(a)	609,525

242,000	10.000% due 5/1/18(a)	255,310

281,000	Senior Secured Notes, 8.875% due 7/1/19(a)	283,810

	Universal Hospital Services Inc., Senior Secured Notes:

130,000	4.635% due 6/1/15(c)	105,300

225,000	8.500% due 6/1/15(b)	213,188

180,000	US Oncology Inc., Senior Secured Notes, 9.125% due 8/15/17(a)	179,550

1,023,000	US Oncology Holdings Inc., Senior Notes, 7.654% due 3/15/12(b)(c)	866,992

	Total Health Care Providers & Services	5,900,620

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   13

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†		SECURITY	VALUE
		Health Care Providers & Services — 5.2% continued	Pharmaceuticals — 0.0%
1,300,000		Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(d)(e)	$6,500

		TOTAL HEALTH CARE	6,549,845

INDUSTRIALS — 10.9%

		Aerospace & Defense — 1.4%
280,000	EUR	Bombardier Inc., Senior Notes, 7.250% due 11/15/16(a)	337,758

		Hawker Beechcraft Acquisition Co., Senior Notes:

280,000		8.500% due 4/1/15	145,600

1,272,000		8.875% due 4/1/15(b)	540,600

		L-3 Communications Corp., Senior Subordinated Notes:

480,000		5.875% due 1/15/15	428,400

120,000		6.375% due 10/15/15	109,500

		Total Aerospace & Defense	1,561,858

		Air Freight & Logistics — 0.5%
550,000		TGI International Ltd., Senior Notes, 9.500% due 10/3/17(a)	555,500

		Airlines — 1.1%
350,000		Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14	252,000

1,480,000		DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(a)	865,800

265,946		Delta Air Lines Inc., Pass-Through Certificates, 8.954% due 8/10/14	176,854

		Total Airlines	1,294,654

		Building Products — 1.1%
		Associated Materials Inc.:

605,000		Senior Discount Notes, 11.250% due 3/1/14	269,225

810,000		Senior Subordinated Notes, 9.750% due 4/15/12	712,800

30,000		Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13	24,225

2,000,000		NTK Holdings Inc., Senior Discount Notes, step bond to yield 31.647% due 3/1/14	170,000

70,000		Owens Corning Inc., Subordinated Notes, 9.000% due 6/15/19	68,007

		Total Building Products	1,244,257

		Commercial Services & Supplies — 2.4%
825,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	796,125

115,000		Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	106,375

See Notes to Financial Statements.

14   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†		SECURITY	VALUE
		Commercial Services & Supplies — 2.4% continued

240,000	EUR	ISS Global A/S, Euro Medium-Term Notes, 4.750% due 9/18/10	$333,270

		RSC Equipment Rental Inc.:

675,000		Senior Notes, 9.500% due 12/1/14	545,062

390,000		Senior Secured Notes, 10.000% due 7/15/17(a)(f)	390,000

740,000		US Investigations Services Inc., Senior Subordinated Notes, 11.750% due 5/1/16(a)	573,500

		Total Commercial Services & Supplies	2,744,332

		Construction & Engineering — 0.5%
520,000		Odebrecht Finance Ltd., 7.500% due 10/18/17(a)	517,400

		Machinery — 0.2%
170,000		American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	149,175

		Terex Corp.:

35,000		Senior Notes, 10.875% due 6/1/16	35,175

		Senior Subordinated Notes:

30,000		7.375% due 1/15/14	27,600

110,000		8.000% due 11/15/17	85,113

		Total Machinery	297,063

		Road & Rail — 2.1%
75,000		Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	67,125

		Kansas City Southern de Mexico, Senior Notes:

840,000		9.375% due 5/1/12	802,200

230,000		7.625% due 12/1/13	198,950

130,000		7.375% due 6/1/14	109,850

280,000		12.500% due 4/1/16(a)	285,600

90,000		Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	99,450

825,000		RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17(a)	800,250

		Total Road & Rail	2,363,425
		Trading Companies & Distributors — 1.3%
345,000		Ashtead Capital Inc., Notes, 9.000% due 8/15/16(a)	294,113

90,000		Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15(a)	77,175

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   15

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†		SECURITY	VALUE
		Trading Companies & Distributors — 1.3% continued

765,000		H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	$617,737

1,480,000		Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(a)(e)	540,200

		Total Trading Companies & Distributors	1,529,225

		Transportation Infrastructure — 0.3%
		Swift Transportation Co., Senior Secured Notes:

465,000		8.633% due 5/15/15(a)(c)	155,775

545,000		12.500% due 5/15/17(a)	193,475

		Total Transportation Infrastructure	349,250

		TOTAL INDUSTRIALS	12,456,964

INFORMATION TECHNOLOGY — 1.1%

		IT Services — 0.6%
470,000		Ceridian Corp., Senior Notes, 12.250% due 11/15/15(b)	341,337

525,000		First Data Corp., Senior Notes, 9.875% due 9/24/15(a)	375,375

		Total IT Services	716,712
		Freescale Semiconductor Inc.:

		Senior Notes:

355,000		8.875% due 12/15/14	181,050

104,938		9.125% due 12/15/14(b)	39,352

430,000		Senior Subordinated Notes, 10.125% due 12/15/16	148,350

170,000		Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	84,363

		Total Semiconductors & Semiconductor Equipment	453,115

		Software — 0.1%
125,000		Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	97,188

		TOTAL INFORMATION TECHNOLOGY	1,267,015

MATERIALS — 12.3%

		Chemicals — 1.0%
150,000		Arco Chemical Co., Debentures, 9.800% due 2/1/20(d)(e)	48,000

280,000		Ashland Inc., Senior Notes, 9.125% due 6/1/17(a)	291,900

290,000	EUR	Cognis GmbH, Senior Secured Bonds, 3.277% due 9/15/13(a)(c)	321,347

1,005,000		Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16(e)	105,525

See Notes to Financial Statements.

16   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†		SECURITY	VALUE
		Chemicals — 1.0% continued

105,000		Methanex Corp., Senior Notes, 8.750% due 8/15/12	$100,800

220,000	EUR	Rhodia SA, Senior Notes, 4.185% due 10/15/13(a)(c)	224,494

		Total Chemicals	1,092,066
		Containers & Packaging — 1.8%
410,000	EUR	Ardagh Glass Group PLC, Senior Notes, 10.750% due 3/1/15(b)	278,917

190,000	EUR	Beverage Packaging Holdings Luxembourg II SA, Senior Notes, 9.500% due 6/15/17(a)	213,203

200,000		BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14(a)	200,500

340,000	EUR	Clondalkin Acquisition BV, Senior Secured Bonds, 3.277% due 12/15/13(a)(c)	345,753

		Graham Packaging Co. L.P.:

100,000		Senior Notes, 8.500% due 10/15/12	97,000

85,000		Senior Subordinated Notes, 9.875% due 10/15/14	79,475

260,000	EUR	Impress Holdings BV, Senior Bonds, 9.250% due 9/15/14(a)	326,397

120,000		Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10(d)(e)(f)	0

175,000		Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16	178,937

		Solo Cup Co.:

115,000		Senior Secured Notes, 10.500% due 11/1/13(a)	115,863

300,000		Senior Subordinated Notes, 8.500% due 2/15/14	247,500

		Total Containers & Packaging	2,083,545

		Metals & Mining — 5.7%
550,000		CII Carbon LLC, 11.125% due 11/15/15(a)	399,438

990,000		Evraz Group SA, Notes, 8.875% due 4/24/13(a)	843,976

520,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	429,650

1,403,844		Noranda Aluminium Acquisition Corp., Senior Notes, 6.163% due 5/15/15(b)(c)	780,888

570,000		Novelis Inc., Senior Notes, 7.250% due 2/15/15	436,050

360,000		Rio Tinto Finance USA Ltd., Senior Notes, 9.000% due 5/1/19	400,808

1,085,000		Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	889,700

		Teck Resources Ltd., Senior Secured Notes:

190,000		9.750% due 5/15/14(a)	196,839

160,000		10.250% due 5/15/16(a)	167,806

320,000		10.750% due 5/15/19(a)	344,530

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   17

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†		SECURITY	VALUE
		Metals & Mining — 5.7% continued

		Vale Overseas Ltd., Notes:

102,000		6.250% due 1/23/17	$103,098

1,000,000		6.875% due 11/21/36	952,005

560,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14(a)	512,400

		Total Metals & Mining	6,457,188
		Paper & Forest Products — 3.8%
1,515,000		Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11(a)(d)	1,401,375

		Appleton Papers Inc.:

190,000		Senior Notes, 8.125% due 6/15/11(e)	124,450

945,000		Senior Subordinated Notes, 9.750% due 6/15/14(e)	326,025

620,000		Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16(a)	604,500

550,000	EUR	Lecta SA, Senior Secured Notes, 3.906% due 2/15/14(a)(c)	459,018

360,000	EUR	M-real Oyj, Senior Notes, 6.152% due 12/15/10(c)	297,923

855,000		NewPage Corp., Senior Secured Notes, 7.278% due 5/1/12(c)	423,225

578,668		Newpage Holding Corp., Senior Notes, 8.579% due 11/1/13(b)(c)	69,440

550,000		Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	396,000

265,000		Verso Paper Holdings LLC, Senior Secured Notes, 11.500% due 7/1/14(a)	243,800

		Total Paper & Forest Products	4,345,756

		TOTAL MATERIALS	13,978,555

TELECOMMUNICATION SERVICES — 8.4%

		Diversified Telecommunication Services — 5.2%
230,000		CC Holdings GS V LLC, Senior Notes, 7.750% due 5/1/17(a)	225,400

20,000		Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	12,500

810,000		Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15(d)(e)	81

400,000	EUR	Hellas Telecommunications Luxembourg III, Senior Secured Notes, 8.500% due 10/15/13(a)	302,972

210,000		Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	215,250

450,000		Intelsat Corp., Senior Notes, 9.250% due 8/15/14(a)	437,625

580,000		Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.982% due 2/1/15	522,000

See Notes to Financial Statements.

18   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†	SECURITY	VALUE
	Diversified Telecommunication Services — 5.2% continued

	Intelsat Jackson Holdings Ltd., Senior Notes:

260,000	9.500% due 6/15/16(a)	$262,600

730,000	11.500% due 6/15/16(a)	719,050

	Level 3 Financing Inc., Senior Notes:

485,000	12.250% due 3/15/13	463,175

630,000	9.250% due 11/1/14	519,750

10,000	5.474% due 2/15/15(c)	6,850

380,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(a)	368,600

300,000	Sri Lanka Telecom Ltd., Notes, 6.875% due 11/30/09(f)	294,000

870,000	VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes, 8.375% due 4/30/13(a)	811,141

345,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15(a)	346,725

420,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	404,250

	Total Diversified Telecommunication Services	5,911,969
350,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17(a)(b)	417,565

145,000	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16(a)	140,288

380,000	iPCS Inc., Senior Secured Notes, 3.153% due 5/1/13(c)	302,100

	MetroPCS Wireless Inc., Senior Notes:

205,000	9.250% due 11/1/14(a)	203,975

65,000	9.250% due 11/1/14	64,919

	Sprint Capital Corp., Senior Notes:

410,000	8.375% due 3/15/12	405,900

95,000	6.875% due 11/15/28	67,925

1,170,000	8.750% due 3/15/32	947,700

	True Move Co., Ltd.:

635,000	10.750% due 12/16/13(a)	488,950

845,000	Notes, 10.750% due 12/16/13(a)	650,650

	Total Wireless Telecommunication Services	3,689,972

	TOTAL TELECOMMUNICATION SERVICES	9,601,941

UTILITIES — 6.7%

	Electric Utilities — 1.0%
550,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14(a)	570,625

155,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	161,200

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   19

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†	SECURITY	VALUE
	Electric Utilities — 1.0% continued

771,063	Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.500% due 11/1/16(b)	$358,544

	Total Electric Utilities	1,090,369

	Gas Utilities — 0.2%
275,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	254,375
	Independent Power Producers & Energy Traders — 5.5%
	AES Corp., Senior Notes:

270,000	8.875% due 2/15/11	275,400

280,000	9.750% due 4/15/16(a)	284,900

390,000	8.000% due 10/15/17	364,650

290,000	8.000% due 6/1/20	261,725

	Dynegy Holdings Inc.:

250,000	Senior Debentures, 7.625% due 10/15/26	156,250

345,000	Senior Notes, 7.750% due 6/1/19	270,394

	Edison Mission Energy, Senior Notes:

595,000	7.500% due 6/15/13	535,500

290,000	7.750% due 6/15/16	237,800

450,000	7.200% due 5/15/19	337,500

	Energy Future Holdings Corp., Senior Notes:

75,000	10.875% due 11/1/17	55,125

4,284,600	11.250% due 11/1/17(b)	2,635,029

682,006	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	655,578

125,000	NRG Energy Inc., Senior Notes, 7.250% due 2/1/14	121,563

65,000	RRI Energy Inc., Senior Notes, 7.875% due 6/15/17	58,500

55,000	TXU Corp., Senior Notes, 5.550% due 11/15/14	35,003

	Total Independent Power Producers & Energy Traders	6,284,917

	TOTAL UTILITIES	7,629,661

	TOTAL CORPORATE BONDS & NOTES (Cost — $122,795,481)	103,551,824

ASSET-BACKED SECURITY — 0.0%

FINANCIAL — 0.0%
123,463	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19(d)(e)(f) (Cost — $127,319)	0

See Notes to Financial Statements.

20   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†		SECURITY	VALUE

COLLATERALIZED SENIOR LOANS — 1.3%

CONSUMER DISCRETIONARY — 0.3%

		Auto Components — 0.3%
482,233		Allison Transmission Inc., Term Loan B, 3.759% due 8/7/14(a)(c)	$384,667

ENERGY — 0.6%

		Energy Equipment & Services — 0.5%
771,176		Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18(a)(c)(e)	551,391
		Oil, Gas & Consumable Fuels — 0.1%
500,000		Stallion Oilfield Services, Term Loan, 7.736% due 7/31/12(a)(c)	153,750

		TOTAL ENERGY	705,141

INDUSTRIALS — 0.3%

		Airlines — 0.3%
500,000		United Airlines Inc., Term Loan B, 2.331% due 1/12/14(c)	296,042

MATERIALS — 0.1%

		Chemicals — 0.1%
288,000		Lyondell Chemical Co., Term Loan, 0.000% due 12/20/14(a)(c)	128,448

		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $2,028,854)	1,514,298

CONVERTIBLE BONDS & NOTES — 1.1%

CONSUMER DISCRETIONARY — 0.8%

		Media — 0.8%
1,095,000		Virgin Media Inc., Senior Notes, 6.500% due 11/15/16(a)	854,100

INDUSTRIALS — 0.3%

		Marine — 0.3%
555,000		Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	391,969

		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $1,072,889)	1,246,069

SOVEREIGN BONDS — 3.2%

		Brazil — 0.7%
1,800,000	BRL	Brazil Nota do Tesouro Nacional, 10.000% due 1/1/12	849,265
360,000		Republic of Colombia, Senior Notes, 7.375% due 3/18/19	386,100

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   21

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT†	SECURITY	VALUE
	Russia — 0.6%
	Russian Federation:

65,000	11.000% due 7/24/18(a)	$93,925

541,440	7.500% due 3/31/30(a)	538,462

	Total Russia	632,387

	United Arab Emirates — 0.3%
330,000	MDC-GMTN B.V., Senior Notes, 5.750% due 5/6/14(a)	331,998

	Venezuela — 1.3%
2,534,000	Bolivarian Republic of Venezuela, 5.750% due 2/26/16(a)	1,463,385

	TOTAL SOVEREIGN BONDS (Cost — $3,625,055)	3,663,135

SHARES

COMMON STOCK — 0.0%

CONSUMER DISCRETIONARY — 0.0%

	Hotels, Restaurants & Leisure — 0.0%
879	Buffets Restaurant Holdings (Cost — $469,107)(f)*	791

CONVERTIBLE PREFERRED STOCKS — 0.6%

FINANCIALS — 0.6%

	Diversified Financial Services — 0.6%
830	Bank of America Corp., 7.250% (Cost — $822,194)	693,905

ESCROWED SHARES — 0.0%

CONSUMER DISCRETIONARY — 0.0%

	Textiles, Apparel & Luxury Goods — 0.0%
75,000	Pillowtex Corp., 9.000% due 12/15/49(e)(f)* (Cost — $0)	0

PREFERRED STOCKS — 0.1%

CONSUMER DISCRETIONARY — 0.0%

	Media — 0.0%
8,862	CMP Susquehanna Radio Holdings Corp., 0.000%(a)(c)(f)*	3,766

1	ION Media Networks Inc., Series B, 12.000%(e)(f)*	0

	TOTAL CONSUMER DISCRETIONARY	3,766

FINANCIALS — 0.1%

	Consumer Finance — 0.1%
353	Preferred Blocker Inc., 7.000%(a)	151,834

See Notes to Financial Statements.

22   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

SHARES	SECURITY	VALUE
	Consumer Finance — 0.1% continued	Thrifts & Mortgage Finance — 0.0%
14,050	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%(c)(h)*	$17,141

	TOTAL FINANCIALS	168,975

	TOTAL PREFERRED STOCKS (Cost — $472,438)	172,741

WARRANTS

WARRANTS — 0.0%

389	Buffets Restaurant Holdings, Expires 4/28/14(e)(f)*	0

10,127	CNB Capital Trust, Expires 3/23/19(a)(f)*	278

1	Turbo Beta Ltd., Expires 11/1/14(f)*	0

	TOTAL WARRANTS (Cost — $279)	278

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $131,413,616)	110,843,041

FACE
AMOUNT

SHORT-TERM INVESTMENT‡ — 2.2%

	Repurchase Agreement — 2.2%
$2,492,000	Morgan Stanley tri-party repurchase agreement dated 6/30/09, 0.030% due 7/1/09; Proceeds at maturity — $2,492,002; (Fully collateralized by U.S. government agency obligation, 2.625% due 3/19/12; Market Value — $2,562,003) (Cost — $2,492,000)	$2,492,000

	TOTAL INVESTMENTS — 99.2% (Cost — $133,905,616#)	113,335,041

	Other Assets in Excess of Liabilities — 0.8%	862,287

	TOTAL NET ASSETS — 100.0%	$114,197,328

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(d)	Security is currently in default.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

‡	Under the Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   23

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Abbreviations used in this schedule:
BRL — Brazilian Real
EUR — Euro
GMAC — General Motors Acceptance Corp.
OJSC — Open Joint Stock Company

See Notes to Financial Statements.

24   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)
June 30, 2009

ASSETS:

Investments, at value (Cost — $133,905,616)	$113,335,041

Foreign currency, at value (Cost — $70,190)	72,423

Cash	129,421

Dividends and interest receivable	2,608,786

Receivable for securities sold	1,418,902

Receivable for Portfolio shares sold	263,335

Prepaid expenses	673

Total Assets	117,828,581

LIABILITIES:

Payable for securities purchased	2,220,550

Payable for Portfolio shares repurchased	1,006,943

Payable for open forward currency contracts	216,584

Investment management fee payable	75,384

Trustees’ fees payable	7,417

Distribution fees payable	5,048

Accrued expenses	99,327

Total Liabilities	3,631,253

TOTAL NET ASSETS	$114,197,328

NET ASSETS:

Par value (Note 7)	$171

Paid-in capital in excess of par value	150,994,206

Undistributed net investment income	5,439,858

Accumulated net realized loss on investments and foreign currency transactions	(21,454,356)

Net unrealized depreciation on investments and foreign currencies	(20,782,551)

TOTAL NET ASSETS	$114,197,328

Shares Outstanding:

Class I	13,502,153

Class II	3,571,005

Net Asset Value:

Class I	$6.68

Class II	$6.73

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   25

Statement of operations (unaudited)
For the Six Months Ended June 30, 2009

INVESTMENT INCOME:

Interest	$6,618,779

Dividends	45,274

Total Investment Income	6,664,053

EXPENSES:

Investment management fee (Note 2)	376,320

Shareholder reports (Note 5)	28,201

Distribution fees (Notes 2 and 5)	27,395

Audit and tax	17,520

Legal fees	4,177

Insurance	1,952

Custody fees	1,750

Trustees’ fees	912

Transfer agent fees (Note 5)	73

Miscellaneous expenses	2,607

Total Expenses	460,907

Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,248)

Net Expenses	458,659

NET INVESTMENT INCOME	6,205,394

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1, 3 AND 4):

Net Realized Gain (Loss) From:

Investment transactions	(10,388,582)

Foreign currency transactions	7,345

Net Realized Loss	(10,381,237)

Change in Net Unrealized Appreciation/Depreciation From:

Investments	27,766,901

Foreign currencies	(215,323)

Change in Net Unrealized Appreciation/Depreciation	27,551,578

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	17,170,341

INCREASE IN NET ASSETS FROM OPERATIONS	$23,375,735

See Notes to Financial Statements.

26   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2009 (unaudited)
AND THE YEAR ENDED DECEMBER 31, 2008	2009	2008
OPERATIONS:

Net investment income	$6,205,394	$12,135,865

Net realized loss	(10,381,237)	(10,295,400)

Change in net unrealized appreciation/depreciation	27,551,578	(41,700,086)

Increase (Decrease) in Net Assets From Operations	23,375,735	(39,859,621)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(600,004)	(12,300,007)

Decrease in Net Assets From Distributions to Shareholders	(600,004)	(12,300,007)

PORTFOLIO SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	17,333,714	33,249,183

Reinvestment of distributions	600,004	12,300,007

Cost of shares repurchased	(11,625,986)	(42,040,815)

Increase in Net Assets From Portfolio Share Transactions	6,307,732	3,508,375

INCREASE (DECREASE) IN NET ASSETS	29,083,463	(48,651,253)

NET ASSETS:

Beginning of period	85,113,865	133,765,118

End of period*	$114,197,328	$85,113,865

* Includes undistributed and (overdistributed) net investment income, respectively, of:	$5,439,858	$(165,532)

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   27

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]	2008	2007	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$5.30	$9.05	$9.83	$9.48	$9.88	$9.47

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.38	0.82	0.75	0.70	0.67	0.71

Net realized and unrealized gain (loss)	1.04	(3.66)	(0.75)	0.31	(0.29)	0.34

Total income (loss) from operations	1.42	(2.84)	—	1.01	0.38	1.05

LESS DISTRIBUTIONS FROM:

Net investment income	(0.04)	(0.91)	(0.73)	(0.60)	(0.61)	(0.64)

Net realized gains	—	—	(0.05)	(0.06)	(0.17)	—

Total distributions	(0.04)	(0.91)	(0.78)	(0.66)	(0.78)	(0.64)

NET ASSET VALUE, END OF PERIOD	$6.68	$5.30	$9.05	$9.83	$9.48	$9.88

Total return[4]	26.80%	(30.82)%	(0.07)%	10.64%	3.81%	11.09%

NET ASSETS, END OF PERIOD (000s)	$90,164	$63,782	$103,980	$89,403	$51,913	$47,916

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	0.89%[5]	1.12%	0.97%	1.00%[6]	1.10%	1.14%

Net expenses[7]	0.89 [5]	0.98 [8,9]	0.96 [8,9]	1.00 [6,8]	1.00 [8]	1.00 [8]

Net investment income	13.25 [5]	10.01	7.60	7.11	6.72	7.28

PORTFOLIO TURNOVER RATE	48%	66%	66%	67%	53%	51%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2007.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would both have been 0.98%.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares would not exceed 1.00%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

28   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS II SHARES[1]	2009[2]	2008	2007	2006[3]	2005[3]	2004[3,4]
NET ASSET VALUE, BEGINNING OF PERIOD	$5.33	$9.08	$9.85	$9.50	$9.90	$9.53

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.38	0.80	0.73	0.67	0.65	0.54

Net realized and unrealized gain (loss)	1.04	(3.67)	(0.76)	0.31	(0.30)	0.44

Total income (loss) from operations	1.42	(2.87)	(0.03)	0.98	0.35	0.98

LESS DISTRIBUTIONS FROM:

Net investment income	(0.02)	(0.88)	(0.69)	(0.57)	(0.58)	(0.61)

Net realized gains	—	—	(0.05)	(0.06)	(0.17)	—

Total distributions	(0.02)	(0.88)	(0.74)	(0.63)	(0.75)	(0.61)

NET ASSET VALUE, END OF PERIOD	$6.73	$5.33	$9.08	$9.85	$9.50	$9.90

Total return[5]	26.57%	(31.01)%	(0.33)%	10.34%	3.55%	10.29%

NET ASSETS, END OF PERIOD (000s)	$24,033	$21,332	$29,785	$31,433	$20,057	$7,117

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	1.27%[6]	1.21%	1.25%	1.35%[7]	1.41%	1.67%[6]

Net expenses[8,9]	1.25 [6]	1.19 [10]	1.23 [10]	1.27 [7]	1.25	1.25 [6]

Net investment income	13.00 [6]	9.73	7.31	6.82	6.48	6.91 [6]

PORTFOLIO TURNOVER RATE	48%	66%	66%	67%	53%	51%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2007.

[4]	For the period February 26, 2004 (inception date) to December 31, 2004.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 1.33% and 1.25%, respectively.

[8]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares will not exceed 1.25%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   29

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through August 19, 2009, the issuance date of the financial statements.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

30   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		OTHER
		SIGNIFICANT	SIGNIFICANT
		OBSERVABLE	UNOBSERVABLE
	QUOTED PRICES	INPUTS	INPUTS
	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments:

Corporate bonds & notes	—	$102,764,899	$786,925	$103,551,824

Collateralized senior loans	—	1,514,298	—	1,514,298

Convertible bonds & notes	—	1,246,069	—	1,246,069

Sovereign bonds	—	3,663,135	—	3,663,135

Common stocks	—	—	791	791

Convertible preferred stocks	$693,905	—	—	693,905

Preferred stocks	17,141	151,834	3,766	172,741

Warrants	—	—	278	278

Total long-term investments	711,046	109,340,235	791,760	110,843,041

Short-term investments†	—	2,492,000	—	2,492,000

Total investments	$711,046	$111,832,235	$791,760	$113,335,041

Other financial instruments:

Forward foreign currency contracts	—	$(216,584)	—	$(216,584)

Total investments	$711,046	$111,615,651	$791,760	$113,118,457

†	See Schedule of Investments for additional detailed categorizations.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   31

Notes to financial statements (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs [Level 3] were used in determining fair value:

	CORPORATE	ASSET-
	BONDS AND	BACKED		PREFERRED
INVESTMENTS IN SECURITIES	NOTES	SECURITIES	COMMON STOCKS	STOCKS	WARRANTS	TOTAL
Balance as of December 31, 2008	$145,985	—	—	—	—	$145,985

Accrued premiums/discounts	3,223	$(160)	—	—	—	3,063

Realized gain (loss)[1]	(125,000)	—	$(162,658)	$(78)	$(383)	(288,119)

Change in unrealized appreciation (depreciation)[2]	121,479	160	(305,867)	78	383	(183,767)

Net purchases (sales)	798,452	—	469,316	3,766	278	1,271,812

Net transfers in and/or out of Level 3	(157,214)	—	—	—	—	(157,214)

Balance as of June 30, 2009	786,925	—	791	3,766	278	791,760

Net unrealized appreciation (depreciation) for investments in securities still held at June 30, 2009[2]	$(257,880)	$(127,319)	$(479,815)	—	—	$(865,014)

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]	This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that is custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Forward foreign currency contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

32   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value or interest rate of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount or lower interest rate) will be reduced. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of the U.S. Treasury inflation-indexed

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   33

Notes to financial statements (unaudited) continued

bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Credit and market risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities which are collateralized by residential real estate mortgages and are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(h) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

34   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(j) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. If material, the amount is shown as a reduction of expenses in the Statement of Operations.

(k) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(l) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at the annual rate of

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   35

Notes to financial statements (unaudited) continued

the Portfolio’s average daily net assets in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.800%

Next $1 billion	0.775

Next $3 billion	0.750

Over $5 billion	0.700

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. Western Asset Limited and Western Singapore provide certain advisory services to the Portfolio relating to currency transactions and investment in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset Limited a sub-advisory fee of 0.30% on the net assets managed by Western Asset Limited. In addition Western Asset also pays Western Asset Singapore a subadvisory fee of 0.30% on the assets managed by Western Asset Singapore.

During the six months ended June 30, 2009, the Portfolio’s Class I and Class II shares had voluntary expense limitations in place of 1.00% and 1.25%, respectively. These expense limitations can be terminated at any time.

During the six months ended June 30, 2009, LMPFA waived a portion of its fee in the amount of $2,248.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Portfolio’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

36   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

3.	Investments
During the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$54,209,492

Sales	43,376,467

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,527,338

Gross unrealized depreciation	(25,097,913)

Net unrealized depreciation	$(20,570,575)

At June 30, 2009, the Portfolio had the following open forward foreign currency contracts:

	LOCAL	MARKET	SETTLEMENT	UNREALIZED
FOREIGN CURRENCY	CURRENCY	VALUE	DATE	LOSS
Contracts to Sell:
Euro	3,650,000	$5,119,533	8/19/09	$(210,163)

Euro	432,351	606,421	8/19/09	(6,421)

Net unrealized loss on open forward foreign currency contracts				$(216,584)

4.	Derivative instruments and hedging activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2009.

LIABILITY DERIVATIVES
	FOREIGN EXCHANGE	OTHER
	CONTRACTS RISK[1]	CONTRACTS RISK[1]	TOTAL
Forward foreign currency contracts	$(216,584)	—	$(216,584)

[1]	Balance sheet location: Payables

The following table provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2009. The table provides additional information about the

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Notes to financial statements (unaudited) continued

changes in unrealized appreciation/(depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	FOREIGN EXCHANGE	OTHER
	CONTRACTS RISK	CONTRACTS RISK	TOTAL
Forward foreign currency contracts	$(216,584)	—	$(216,584)

5.	Class specific expenses, waivers and/or reimbursements
The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan the Portfolio pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets.

For the six months ended June 30, 2009, class specific expenses were as follows:

	DISTRIBUTION	TRANSFER AGENT	SHAREHOLDER
	FEES	FEES	REPORTS EXPENSES
Class I	—	$37	$10,789

Class II	$27,395	36	17,412

Total	$27,395	$73	$28,201

For the six months ended June 30, 2009, class specific waivers and/or reimbursements were as follows:

WAIVERS/
REIMBURSEMENTS
Class I	—

Class II	$2,248

Total	$2,248

6.	Distributions to shareholders by class

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30, 2009	DECEMBER 31, 2008
Net Investment Income:
Class I	$540,946	$9,397,174

Class II	59,058	2,902,833

Total	$600,004	$12,300,007

7.	Shares of beneficial interest
At June 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears

38   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	JUNE 30, 2009		DECEMBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	2,625,399	$15,285,478	1,636,314	$13,695,821

Shares issued on reinvestment	81,591	540,946	1,862,301	9,397,174

Shares repurchased	(1,241,686)	(7,042,981)	(2,956,764)	(23,504,365)

Net increase (decrease)	1,465,304	$8,783,443	541,851	$(411,370)

Class II
Shares sold	356,010	$2,048,236	2,301,902	$19,553,362

Shares issued on reinvestment	8,841	59,058	577,129	2,902,833

Shares repurchased	(795,657)	(4,583,005)	(2,159,217)	(18,536,450)

Net increase (decrease)	(430,806)	$(2,475,711)	719,814	$3,919,745

8.	Capital loss carryforward
As of December 31, 2008, the Portfolio had a net capital loss carryforward of approximately $7,677,215, all of which expires in 2016. This amount will be available to offset any future taxable capital gains.

9.	Legal matters
Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   39

Notes to financial statements (unaudited) continued

fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the U.S. Securities and Exchange Commission as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’

40   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

10.	Other matters
On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent

Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report   41

Notes to financial statements (unaudited) continued

trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

42   Legg Mason Partners Variable Global High Yield Bond Portfolio 2009 Semi-Annual Report

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Legg Mason Partners
Variable Global High
Yield Bond Portfolio

Trustees

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
  Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadvisers

Western Asset Management
Company

Western Asset Management
Company Limited

Western Asset Management
Company Pte. Ltd. in Singapore

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, Massachusetts 02171

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Global High Yield Bond Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO
Legg Mason Funds
55 Water Street
New York, New York 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Global High Yield Bond Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC

FDXX010090 8/09 SR09-883

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust
Date: August 27, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust
Date: August 27, 2009

By:	/s/ Frances M. Guggino (Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Variable Income Trust
Date: August 27, 2009